SCHEDULE OF TAXABLE INCOME (LOSS) BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Total	$ (51,153)	$ (197,746)	$ (178,525)	$ (411,654)	$ (720,409)	$ (412,971)
UNITED STATES
Total			(405,811)	(70,281)	(322,344)	(135,502)
HONG KONG
Total
CHINA
Total			$ 227,286	$ (341,373)	$ (398,065)	$ (277,469)